Related Party Balances and Transactions	6 Months Ended
Sep. 30, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Note 14 — RELATED PARTY BALANCES AND TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Mr Zhang Jian (“Mr Zhang”)	Shareholder and Director
Ms Xu Yukai (“Mrs Zhang”)	Shareholder
Mr Huang Dong (“Mr Huang”)	Shareholder and Director
Ms Ang Siew Siang (“Ms Ang”)	Director
PTH Safety equipment Sdn Bhd	Shareholder and director is Mr Zhang and Mr Huang
Zhikai International Trade (Shanghai) Co., Ltd	Shareholder and director is Mr Zhang
Greenly Trading Company	Shareholder is Ms Ang

a. Related party balances

		As of
Nature	Name	March 31, 2024	September 30, 2024	September 30, 2024
		S$	S$	US$
Advances to	Zhikai International Trade (Shanghai) Co., Ltd(1)	175,406	289,320	225,485

Advances to	PTH Safety Equipment Sdn Bhd(2)	182,613	124,490	97,023
Total		358,019	413,810	322,508
(1)	On April 1, 2021, the Company entered into a sales and supply service agreement with Zhikai International Trade (Shanghai) Co.,Ltd, whose shareholder is Mr Zhang, to provide products supplies services to the Company. The balances due from Zhikai International Trade (Shanghai) Co.,Ltd represent downpayment made for manufacture of products. Subsequently, the downpayment has been utilized and the products received within 30 days from end of reporting period.
(2)	On April 1, 2021, the Company entered into a sales and supply service agreement with PTH Safety Equipment Sdn Bhd, whose shareholders and directors are Mr Zhang and Mr Huang, to provide products supplies services to PTH Safety Equipment Sdn Bhd. The balances due from PTH Safety Equipment Sdn Bhd. represent downpayment made for manufacture of products. Subsequently, the downpayment has been utilized and the products received within 30 days from end of reporting period.

b. Related party transactions

		As of
Nature	Name	September 30, 2023	September 30, 2024	September 30, 2024
		S$	S$	US$
Accountancy fees	Greenly Trading Company	(293,300)	(36,300)	(28,291)

Sales to	PTH Safety Equipment Sdn Bhd	99,605	31,867	24,836

Purchases from	PTH Safety Equipment Sdn Bhd	(92,586)	(24,565)	(19,145)

Purchases from	Zhikai International Trade (Shanghai) Co., Ltd	(465,582)	(542,842)	(423,071)